Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Trade and Other Receivables

	2021	2020
	US$M	US$M
Trade receivables	4,450	1,974
Loans to equity accounted investments	–	40
Other receivables	1,946	1,617

Total	6,396	3,631

Comprising:
Current	6,059	3,364
Non-current	337	267